Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 2
Prospectus Date	rr_ProspectusDate	Sep. 27, 2017
Supplement [Text Block]	pip2_SupplementTextBlock

Prudential Investment Portfolios 2

Prudential Commodity Strategies Fund

(the "Fund")

Supplement dated December 7, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information ("SAI") of the Fund

The Board of Trustees of the Fund recently approved the replacement of CoreCommodity Management, LLC ("CoreCommodity") as subadviser to the Fund with Quantitative Management Associates LLC ("QMA"). This change is expected to become effective on or about April 2, 2018. The Fund's management fees will also be reduced effective on or about April 2, 2018. In addition, on or about June 2018, the Fund's name is expected to change to "Prudential QMA Commodity Strategies Fund".

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund's Summary Prospectus and Prospectus are revised as follows:

I.	In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses", the Annual Fund Operating Expenses table is deleted and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Q
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses(1)	2.04%
Total annual Fund operating expenses	2.44%
Fee waiver and/or expense reimbursement(2)	(1.64)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.80%

(1) Other expenses are based on estimates. Reflects investment of 25% of the Fund's daily net assets in Prudential Commodity Strategies Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary), which has a management fee of 0.40% of average daily net assets.

(2) PGIM Investments LLC (PGIM Investments) has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, PGIM Investments has contractually agreed, through November 30, 2020, to limit Total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class Q shares. This contractual waiver excludes taxes, interest, brokerage commissions, distribution and/or service (12b-1) fees, extraordinary and certain other expenses. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to November 30, 2020 without the prior approval of the Fund's Board of Trustees.

II.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class Q	$82	$603	$1,152	$2,651	$82	$603	$1,152	$2,651

III.	The second paragraph of the section of the Summary Prospectus and Prospectus entitled "Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund's assets directly and/or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary). The subadviser's strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process. The Fund is not sponsored by or affiliated with Bloomberg.

Prudential Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip2_SupplementTextBlock

Prudential Investment Portfolios 2

Prudential Commodity Strategies Fund

(the "Fund")

Supplement dated December 7, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information ("SAI") of the Fund

The Board of Trustees of the Fund recently approved the replacement of CoreCommodity Management, LLC ("CoreCommodity") as subadviser to the Fund with Quantitative Management Associates LLC ("QMA"). This change is expected to become effective on or about April 2, 2018. The Fund's management fees will also be reduced effective on or about April 2, 2018. In addition, on or about June 2018, the Fund's name is expected to change to "Prudential QMA Commodity Strategies Fund".

To reflect the change in subadviser for the Fund, effective on or about April 2, 2018, the Fund's Summary Prospectus and Prospectus are revised as follows:

I.	In the Summary Prospectus and Prospectus section entitled "Fund Summary—Fund Fees and Expenses", the Annual Fund Operating Expenses table is deleted and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Q
Management fees	0.40%
Distribution and service (12b-1) fees	None
Other expenses(1)	2.04%
Total annual Fund operating expenses	2.44%
Fee waiver and/or expense reimbursement(2)	(1.64)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.80%

(1) Other expenses are based on estimates. Reflects investment of 25% of the Fund's daily net assets in Prudential Commodity Strategies Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary), which has a management fee of 0.40% of average daily net assets.

(2) PGIM Investments LLC (PGIM Investments) has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, PGIM Investments has contractually agreed, through November 30, 2020, to limit Total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class Q shares. This contractual waiver excludes taxes, interest, brokerage commissions, distribution and/or service (12b-1) fees, extraordinary and certain other expenses. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to November 30, 2020 without the prior approval of the Fund's Board of Trustees.

II.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class Q	$82	$603	$1,152	$2,651	$82	$603	$1,152	$2,651

III.	The second paragraph of the section of the Summary Prospectus and Prospectus entitled "Investments, Risks and Performance—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund's assets directly and/or in the Prudential Commodity Strategies Subsidiary Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary). The subadviser's strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index using a systematic, factor-based investment process. The Fund is not sponsored by or affiliated with Bloomberg.